Income Taxes (as restated) - Components of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Investment in GCMH	$ 101,259	$ 0
Loss and credit carryforwards	17	0
Intangibles and other	836	126
Total deferred tax assets (before valuation allowance)	102,112	126
Valuation allowance	(27,715)
Total deferred tax assets	74,397	126
Other	(244)	0
Total deferred tax liabilities	(244)	0
Deferred tax assets, net	$ 74,153	$ 126